Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment
Property, plant and equipment:

	December 31,	December 31,
Net carrying amounts	2017	2016
Building under finance lease	$5,819	$6,631
Computer equipment	1,020	1,049
Furniture and fixtures	155	185
Leasehold improvements	1,624	2,188
Production and test equipment	6,696	5,013
Production and test equipment under finance lease	—	635
	$15,314	$15,701

Cost	December 31, 2016	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	4,607	390	(169)	(54)	13	4,787
Furniture and fixtures	1,163	32	(17)	—	12	1,190
Leasehold improvements	8,794	7	(594)	—	39	8,246
Production and test equipment	33,053	2,639	(809)	1,532	16	36,431
Production and test equipment under	2,078	—	—	(2,078)	—	—
finance lease
	$61,875	$3,068	$(1,589)	$(600)	$80	$62,834

9.	Property, plant and equipment (cont'd):

Accumulated depreciation and impairment loss	December 31, 2016	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$5,549	$812	$—	$—	$—	$—	$6,361
Computer equipment	3,558	365	—	(169)	—	13	3,767
Furniture and fixtures	978	62	—	(17)	—	12	1,035
Leasehold improvements	6,606	566	—	(594)	—	44	6,622
Production and test equipment	28,040	1,366	284	(809)	843	11	29,735
Production and test equipment	1,443	—	—	—	(1,443)	—	—
under finance lease
	$46,174	$3,171	$284	$(1,589)	$(600)	$80	$47,520
Transfers in 2016 related to the buy-out of certain leased production and test equipment which were transferred back into property, plant, and equipment.

Cost	December 31, 2015	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2016
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	5,133	566	(1,090)	—	(2)	4,607
Furniture and fixtures	891	20	(63)	317	(2)	1,163
Furniture and fixtures under	317	—	—	(317)	—	—
finance lease
Leasehold improvements	9,079	89	(366)	—	(8)	8,794
Production and test equipment	31,182	2,103	(1,623)	1,393	(2)	33,053
Production and test equipment	3,667	—	(196)	(1,393)	—	2,078
under finance lease
	$62,449	$2,778	$(3,338)	$—	$(14)	$61,875

Accumulated depreciation and impairment loss	December 31, 2015	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2016
Building under finance lease	4,737	812	—	—	—	—	$5,549
Computer equipment	4,307	329	14	(1,090)	—	(2)	3,558
Furniture and fixtures	662	62	3	(64)	317	(2)	978
Furniture and fixtures under finance lease	291	26	—	—	(317)	—	—
Leasehold improvements	6,338	617	24	(365)	—	(8)	6,606
Production and test equipment	26,676	1,231	340	(1,598)	1,393	(2)	28,040
Production and test equipment	2,713	319	—	(196)	(1,393)	—	1,443
under finance lease
	$45,724	$3,396	$381	$(3,313)	$—	$(14)	$46,174

9.	Property, plant and equipment (cont'd):
Leased assets
The Corporation leases certain assets under finance lease agreements including the Corporation’s head office building in Burnaby, British Columbia and certain machinery (note 16).
Impairment loss
The Corporation recorded an impairment loss on property, plant and equipment of $284,000 in 2017 related to the write-off of certain Protonex assets to their estimated net realizable value of $50,000 (note 27).
The Corporation recorded an impairment loss on property, plant and equipment of $381,000 in 2016 related to the write-off of certain methanol Telecom Backup Power assets to their estimated net realizable value of $nil (note 27).